Leases - Schedule of Other Information of Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating cash flow from operating lease	$ 73,763	$ 68,086
Right-of-use assets obtained in exchange for operating lease liabilities	$ 97,352	$ 485,282
Remaining lease term for operating lease (years)		2 years 9 months
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	1 year 9 months
Maximum [Member]
Remaining lease term for operating lease (years)	2 years 2 months 1 day